Significant Accounting Policies (Details textual) (USD $)	12 Months Ended
	Dec. 31, 2012 Office	Dec. 31, 2011
Significant Accounting Policies (Textual) [Abstract]
Number of full services banking offices	12
Proceeds from issuing trust preferred securities	$ 5,000,000
Market value of assets held by the Trust Department	77,948,000	101,875,000
Cash and cash equivalents sold and investments with an original maturity	90 days or less
Period for purchase and sold of Federal funds	1 year
Impairment charge related to restricted stock	0
Foreclosed real estate amount	212,000	358,000
Advertising expense	124,000	115,000
Weighted average number of common shares outstanding	1,409,487	1,405,302
Balance of loans serviced for others	49,452,000	30,687,000
Likelihood of impairment of indefinite lived intangible assets	50.00%
Federal Reserve Bank of Philadelphia [Member]
Significant Accounting Policies (Additional Textual) [Abstract]
Restricted investment in bank stocks	258,500
Atlantic Central Bankers Bank [Member]
Significant Accounting Policies (Additional Textual) [Abstract]
Restricted investment in bank stocks	20,000
Federal Home Loan Bank [Member]
Significant Accounting Policies (Additional Textual) [Abstract]
Restricted investment in bank stocks	$ 1,515,100
Minimum [Member]
Significant Accounting Policies (Additional Textual) [Abstract]
Past due period for principal or interest payment to discontinue interest accrual	90 days
Maximum [Member]
Significant Accounting Policies (Additional Textual) [Abstract]
Past due period for principal or interest payment to discontinue interest accrual	120 days